Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Statement of Cash Flows [Abstract]
Acquisitions, cash acquired	$ 8,332	$ 1,780	$ 33,932